BENEFITS TO EMPLOYEES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Post-employment benefit obligations - amounts recognized in financial statements
Current	R$ 246,437	R$ 233,304
Non-current	4,947,234	5,851,502
Post-employment benefit obligations
Post-employment benefit obligations - amounts recognized in financial statements
Total post-employment benefit obligations	5,193,671	6,084,806
Current	246,437	233,304
Non-current	4,947,234	5,851,502
Social security plan benefits | Post-employment benefit obligations
Post-employment benefit obligations - amounts recognized in financial statements
Total post-employment benefit obligations	4,938,491	5,839,349
Health and life insurance plans | Post-employment benefit obligations
Post-employment benefit obligations - amounts recognized in financial statements
Total post-employment benefit obligations	R$ 255,180	R$ 245,457